S000015623 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	212 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000 Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	23.81%	13.86%	12.55%
FTSE Nareit All Residential Capped Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		13.44%	4.82%	7.14%
iShares Residential and Multisector Real Estate ETF
Prospectus [Line Items]
Average Annual Return, Percent		12.86%	4.37%	6.72%
Performance Inception Date					May 01, 2007
iShares Residential and Multisector Real Estate ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.99%	3.35%	5.41%
iShares Residential and Multisector Real Estate ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.77%	2.98%	4.75%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.